Expense Example - FidelityFreedomFunds-K6ComboPRO - FidelityFreedomFunds-K6ComboPRO - Fidelity Freedom 2055 Fund - Fidelity Freedom 2055 Fund - Class K6	May 30, 2024 USD ($)
Expense Example:
1 year	$ 47
3 years	148
5 years	258
10 years	$ 579